EXCHANGE AGREEMENT	12 Months Ended
Jun. 30, 2022
EXCHANGE AGREEMENT
NOTE 6 - EXCHANGE AGREEMENT

NOTE 6 – EXCHANGE AGREEMENT

On April 16, 2019, the Company and the members of American Aviation Technologies, LLC (“AAT”) entered into a Share Exchange Agreement (“Agreement”). The agreement, which became effective on September 30, 2019, was pursuant to which the Company acquired 100% of the issued and outstanding membership units in exchange for the issuance of shares of the Company’s Series A Preferred Stock constituting 86.39% of the total voting power of the Company’s capital stock to be outstanding upon closing, after giving effect to the consummation of concurrent debt settlement and other capital stock issuances but before the issuance of shares of capital stock for investor relations purposes. As a result of the Exchange Agreement, AAT became a subsidiary of the Company.

On September 30, 2019 just prior to the exchange, the Company issued 170,000 shares of preferred stock as compensation and 193,637 shares of preferred stock in satisfaction of $2,608,224 in liabilities.